Financial instruments - Schedule of Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge	$ 79,381	$ 57,351
Amortization of cash flow hedge	(2,516)	(6,173)
Amounts reclassified from AOCI	(24,614)	8,309
OCI attributable to shareholders of AQN	$ 52,251	$ 59,487